Organization and Principal Activities (Details)					1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 04, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Nov. 03, 2021 USD ($)	Oct. 21, 2020 $ / shares shares	Nov. 30, 2021 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Oct. 07, 2024 shares	Apr. 05, 2024 shares	Mar. 28, 2024 $ / shares shares	Nov. 30, 2021 $ / shares
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.081							$ 0.081
Consideration amount (in Euro) | €					€ 5,000
Consideration transferred (in Dollars) | $			$ 1
Recognized gain (in Dollars) | $	$ 33,165
Price per share (in Dollars per share) | $ / shares		0.0001				$ 0.0001		$ 0.0001	0.0001			$ 0.0001
Common stock, par value per share (in Dollars per share) | $ / shares		$ 0.0001				$ 0.0001		$ 0.0001	0.0001
Shares issued and sold		289,104,000			5,000
Sale of stock price (in Dollars per share) | $ / shares		$ 0.0081							$ 0.0081
Disposition of subsidiaries (in Dollars) | $	$ 33,165						$ 33,165	$ 33,165
Gross proceed (in Dollars) | $		$ 2,339,937
Common stock, shares authorized		700,000,000				700,000,000		700,000,000	700,000,000
Preferred stock, shares authorized		30,000,000				30,000,000		30,000,000	30,000,000
Forward stock spilt						10
Common stock, shares outstanding		291,559,200				291,563,930		291,563,930	291,559,200
Common stock, shares issued		291,563,930				291,563,930		291,563,930	291,563,930
QDMI Software Group Limited [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			100.00%
LGL [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			100.00%										100.00%
QDMS [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			100.00%										100.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized												200,000,000
Preferred stock, shares authorized										2,000,000		5,000,000
Common stock, shares outstanding						29,156,393					29,156,393
Common stock, shares issued						29,156,393					29,156,393
Maximum [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized												700,000,000
Preferred stock, shares authorized										10,000,000		30,000,000
Common stock, shares outstanding						291,563,930					291,563,930
Common stock, shares issued						291,563,930					291,563,930
Common Stock [Member]
Organization and Principal Activities [Line Items]
Conversion price per share (in Dollars per share) | $ / shares				$ 0.0001
Common stock, par value per share (in Dollars per share) | $ / shares				$ 0.0001
QDM BVI [Member]
Organization and Principal Activities [Line Items]
Shares issued				30,000
Sale of stock price (in Dollars per share) | $ / shares													$ 1
QDM International Inc. [Member]
Organization and Principal Activities [Line Items]
Voting rights percentage						60.90%
Series C Convertible Preferred Stock [Member] | QDM Holdings Limited [Member]
Organization and Principal Activities [Line Items]
Shares issued				900,000
Series C Preferred Stock [Member]
Organization and Principal Activities [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 0.0001
Convertible preferred stock shares				11
Price per share (in Dollars per share) | $ / shares				$ 0.0001
Common Stock [Member]
Organization and Principal Activities [Line Items]
Common stock, par value per share (in Dollars per share) | $ / shares												$ 0.0001
Common stock, shares issued		289,104,000				291,563,930			289,104,000
IPO [Member]
Organization and Principal Activities [Line Items]
Common stock, par value per share (in Dollars per share) | $ / shares		$ 0.0001							$ 0.0001